UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.800.253.0412

Date of fiscal year end: 4/30

Date of reporting period: 07/31/2019

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Trend Aggregation Dividend and Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019

Shares		Value
	COMMON STOCK - 77.3%
	ADVERTISING - 2.0%
28,837	Interpublic Group of Cos., Inc.	$ 660,944
7,775	Omnicom Group, Inc.	623,711
		1,284,655
	AEROSPACE/DEFENSE - 1.0%
3,602	General Dynamics Corp.	669,756

	AIRLINES - 1.0%
10,854	Delta Air Lines, Inc.	662,528

	BEVERAGES - 3.8%
28,314	Coca-Cola Co.	1,490,166
7,658	PepsiCo., Inc.	978,769
		2,468,935
	CHEMICALS - 3.3%
2,474	Ecolab, Inc.	499,080
2,461	Linde PLC	470,740
2,269	Sherwin-Williams Co.	1,164,088
		2,133,908
	COMMERCIAL SERVICES - 4.9%
3,101	Automatic Data Processing, Inc.	516,379
4,492	Cintas Corp.	1,169,896
2,463	Moody's Corp.	527,919
2,089	S&P Global, Inc.	511,701
3,278	Verisk Analytics, Inc.	497,338
		3,223,233
	COSMETICS/PERSONAL CARE - 3.1%
6,933	Colgate-Palmolive Co.	497,373
13,185	Procter & Gamble Co.	1,556,357
		2,053,730
	DISTRIBUTION/WHOLESALE - 1.0%
2,270	WW Grainger, Inc.	660,638

	DIVERSIFIED FINANCIAL SERVICES - 3.8%
3,624	Mastercard, Inc.	986,706
4,317	T Rowe Price Group, Inc.	489,505
5,564	Visa, Inc.	990,392
		2,466,603
	ELECTRONICS - 1.1%
25,328	Gentex Corp.	694,494

	FOOD - 0.8%
3,140	McCormick & Co., Inc.	497,816

	HEALTHCARE - PRODUCTS - 2.5%
5,664	Abbott Laboratories	493,334
5,032	Medtronic PLC	512,962
4,919	Zimmer Biomet Holdings, Inc.	664,704
		1,671,000
	HEALTHCARE - SERVICES - 1.7%
1,636	Anthem, Inc.	481,982
4,335	United Health Services, Inc.	653,978
		1,135,960
	HOUSEHOLD PRODUCTS/WARES - 0.7%
3,607	Kimberly-Clark Corp.	489,290

	INSURANCE - 7.8%
11,902	American International Group, Inc.	666,393
2,435	Berkshire Hathaway, Inc. *	500,222
3,318	Chubb Ltd.	507,123
4,738	Cincinnati Financial Corp.	508,530
872	Markel Corp. *	971,347
33,300	Principal Financial Group, Inc.	1,932,732
		5,086,347
	INTERNET - 1.5%
405	Alphabet, Inc. *	492,755
258	Booking Holdings, Inc. *	486,745
		979,500
	MACHINERY - DIVERSIFIED - 0.8%
1,373	Roper Technologies, Inc.	499,291
Trend Aggregation Dividend and Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Shares		Value
	COMMON STOCK - 77.3% (Continued)
	MEDIA - 1.5%
6,780	Walt Disney Co.	$ 969,608

	OIL & GAS - 1.1%
8,534	Valero Energy Corp.	727,524

	PHARMACEUTICALS - 2.8%
15,552	AstraZeneca PLC - ADR	675,112
14,447	Cardinal Health, Inc.	660,661
3,758	Johnson & Johnson	489,367
		1,825,140
	PRIVATE EQUITY - 2.3%
10,033	Brookfield Asset Management, Inc.	491,617
37,828	KKR & Co., Inc.	1,011,899
		1,503,516
	REITS - 3.2%
4,868	American Tower Corp.	1,030,166
4,344	SBA Communications Corp. *	1,066,061
		2,096,227
	RETAIL - 15.1%
11,314	CarMax, Inc. *	992,917
20,167	Children's Place, Inc.	1,969,711
4,890	Dollar Tree, Inc. *	497,558
9,311	Home Depot, Inc.	1,989,668
19,445	Lowe's Cos., Inc.	1,971,723
2,336	McDonald's Corp.	492,242
2,588	O'Reilly Automotive, Inc. *	985,407
5,690	Target Corp.	491,616
4,346	Walmart, Inc.	479,711
		9,870,553
	SEMICONDUCTORS - 3.1%
4,245	NVIDIA Corp.	716,216
10,244	Texas Instruments, Inc.	1,280,602
		1,996,818
	SOFTWARE - 2.9%
7,104	Microsoft Corp.	968,062
16,762	Oracle Corp.	943,701
		1,911,763
	TELECOMMUNICATIONS - 2.5%
14,454	AT&T, Inc.	492,159
8,718	Cisco Systems, Inc.	482,977
49,976	Telefonica Brasil SA - ADR	681,673
		1,656,809
	TRANSPORTATION - 2.0%
17,976	Knight-Swift Transportation Holdings, Inc.	644,260
5,573	United Parcel Service, Inc.	665,806
		1,310,066

	TOTAL COMMON STOCK (Cost - $49,409,329)	50,545,708

	EXCHANGE TRADED FUNDS - 8.2%
10,091	iShares 20+ Year Treasury Bond ETF	1,340,993
90,741	ProShares UltraShort 20+ Year Treasury ETF	2,615,156
71,500	ProShares VIX Short-Term Futures ETF *	1,387,100
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,286,782)	5,343,249

	SHORT - TERM INVESTMENT - 24.5%
16,065,785	Fidelity Institutional Government Portfolio, Institutional Class, 2.23% **	16,065,785
	TOTAL SHORT - TERM INVESTMENT (Cost - $16,065,785)

	TOTAL INVESTMENTS - 110.0% (Cost - $70,761,896)	$71,954,742
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.0) %	(6,539,861)
	NET ASSETS - 100.0%	$65,414,881

ADR - American Depository Receipt
ETF - Exchange Traded Fund
PLC - Public Limited Company
* Non-income producing security.
** Rate shown represents the rate at July 31, 2019, it is subject to change and resets daily.

Trend Aggregation Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019

Shares		Value
	COMMON STOCK - 41.5%
	AEROSPACE/DEFENSE - 1.5%
2,932	HEICO Corp.	$ 400,951
1,448	TransDigm Group, Inc. *	702,917
		1,103,868
	BANKS - 2.3%
11,585	Citigroup, Inc.	824,389
17,987	Morgan Stanley	801,501
		1,625,890
	BUILDING MATERIALS - 0.6%
19,485	JELD-WEN Holding, Inc. *	426,916

	CHEMICALS - 1.0%
10,338	RPM International, Inc.	701,227

	COMMERCIAL SERVICES - 1.0%
6,223	Booz Allen Hamilton Holding Corp.	427,831
1,192	S&P Global, Inc.	291,980
		719,811
	COMPUTERS - 1.7%
2,874	CyberArk Software Ltd. *	399,141
17,173	Seagate Technology PLC	795,282
		1,194,423
	COSMETICS/PERSONAL CARE - 0.6%
3,501	Procter & Gamble Co.	413,258

	DIVERSIFIED FINANCIAL SERVICES - 1.5%
5,328	Alliance Data Systems Corp.	836,070
1,034	Mastercard, Inc.	281,527
		1,117,597
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
1,882	Universal Display Corp.	397,253

	FOOD - 0.6%
2,541	McCormick & Co., Inc.	402,850

	HEALTHCARE - PRODUCTS - 0.8%
6,686	Novocure Ltd. *	556,409

	HEALTHCARE - SERVICES - 3.0%
2,944	Amedisys, Inc. *	405,948
4,320	IQVIA Holdings, Inc. *	687,614
3,308	LHC Group, Inc. *	418,727
2,548	UnitedHealth Group, Inc.	634,477
		2,146,766
	INTERNET - 7.9%
542	Alphabet, Inc. *	659,441
566	Amazon.com, Inc. *	1,056,597
144	Booking Holdings, Inc. *	271,672
3,541	Facebook, Inc. *	687,768
2,793	IAC/InterActiveCorp. *	667,667
4,718	Match Group, Inc.	355,218
3,363	Okta, Inc. *	439,981
3,198	RingCentral, Inc. *	454,052
2,774	Wix.com Ltd. *	411,994
17,096	Yandex NV *	670,505
		5,674,895
	LODGING - 0.7%
23,131	Caesars Entertainment Corp. *	273,871
2,784	Hilton Worldwide Holdings, Inc.	268,795
		542,666

Trend Aggregation Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Shares		Value
	COMMON STOCK - 41.5% (Continued)
	MEDIA - 1.2%
350	Cable One, Inc.	$ 425,880
11,364	New York Times Co.	405,468
		831,348
	PACKAGING & CONTAINERS - 0.6%
5,678	Ball Corp.	405,863

	PHARMACEUTICALS - 0.9%
4,115	Allergan PLC	660,458

	PRIVATE EQUITY - 1.2%
32,138	KKR & Co., Inc.	859,692

	REAL ESTATE - 1.2%
15,832	CBRE Group, Inc. *	839,254

	RETAIL - 1.6%
498	Chipotle Mexican Grill, Inc. *	396,174
9,953	Restaurant Brands International, Inc.	733,536
		1,129,710
	SEMICONDUCTORS - 0.9%
14,260	Micron Technology, Inc. *	640,131

	SOFTWARE - 9.4%
2,298	Adobe, Inc. *	686,780
2,984	Atlassian Corp. PLC *	418,118
3,163	Coupa Software, Inc. *	429,251
11,565	Everbridge, Inc. *	1,183,100
1,329	Fair Isaac Corp. *	461,721
5,066	Microsoft Corp.	690,344
4,668	MongoDB, Inc. *	668,551
44,188	Sea Ltd. - ADR *	1,550,999
4,563	Twilio, Inc. *	634,759
		6,723,623
	TELECOMMUNICATIONS - 0.4%
6,729	GDS Holdings Ltd. - ADR *	277,100

	TRANSPORTATION - 0.4%
1,159	Canadian Pacific Railway Ltd.	276,526

	TOTAL COMMON STOCK (Cost - $28,193,386)	29,667,534

	EXCHANGE TRADED FUNDS - 12.2%
48,900	Direxion Daily Small Cap Bear 3X Shares	2,181,429
21,730	ProShares Ultra S&P500	2,807,081
70,038	ProShares UltraPro Short QQQ	2,293,036
4,813	SPDR S&P 500 ETF Trust	1,431,531
	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,638,722)	8,713,077

	SHORT - TERM INVESTMENT - 25.3%
18,126,779	Fidelity Institutional Government Portfolio, Institutional Class, 2.23% **	18,126,779
	TOTAL SHORT - TERM INVESTMENT (Cost - $18,126,779)

	TOTAL INVESTMENTS - 79.0% (Cost - $54,958,887)	$56,507,390
	OTHER ASSETS IN EXCESS OF LIABILITIES - 21.0%	15,049,202
	NET ASSETS - 100.0%	$71,556,592

ADR - American Depository Receipt
ETF - Exchange Traded Fund
PLC - Public Limited Company
SPDR - Standard & Poor's Depository Receipts
* Non-income producing security.
** Rate shown represents the rate at July 31, 2019, it is subject to change and resets daily.

TREND FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS
July 31, 2019 (Unaudited)

(1) Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

A. Investment Valuations
The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provide from that independent third party to fair value its international equity securities.

TREND FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS
July 31, 2019 (Unaudited) (Continued)

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2019, based on the three levels defined previously:

	Level 1	Level 2	Level 3	Total
Trend Aggregation Dividend and Income Fund *
Investment Securities:
Common Stocks	$50,545,708	$-	$-	$50,545,708
Exchange Traded Funds	5,343,249	-	-	5,343,249
Short-Term Investments	16,065,785	-	-	16,065,785
Total Investment Securities	$71,954,742	$-	$-	$71,954,742
Trend Aggregation Growth Fund *
Investment Securities:
Common Stocks	$29,667,534	$-	$-	$29,667,534
Exchange Traded Funds	8,713,077	-	-	8,713,077
Short-Term Investments	18,126,779	-	-	18,126,779
Total Investment Securities	$56,507,390	$-	$-	$56,507,390

* Refer to the Portfolio of Investments for industry classifications.
There were no level 3 securities held during the period.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at July 31, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Trend Aggregation Dividend and Income Fund	71,599,305	1,571,074	(1,215,637)	355,437
Trend Aggregation Growth Fund	60,404,693	1,883,567	(5,780,870)	(3,897,303)

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Principal Executive Officer
Date:	September 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Principal Executive Officer
Date:	September 24, 2019

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer and Principal Financial Officer
Date:	September 24, 2019